                                              Rule 497(d)
                                              Reg. No. 333-53128



                              National Equity Trust
                       Unique Opportunities Trust Series 3

                Supplement to Prospectus dated July 2, 2001

Effective July 1, 2001, Prudential Investment Management Services LLC has replaced Prudential Securities Incorporated as Sponsor of the Trust.